Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash flows used in operations (see Appendix)	$ (994)	$ (1,453)	$ (2,304)	$ (2,596)
Interest received	36		36
Income tax paid	(4)	(13)	(6)	(17)
Net cash flow used in operating activities	(962)	(1,466)	(2,274)	(2,613)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits		(5,543)		(5,543)
Withdrawal of short-term deposits	3,498	1,000	3,498	1,000
Purchase of intangible assets	(2)		(4)
Net cash flow generated from (used in) investing activities	3,496	(4,543)	3,494	(4,543)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuances costs				6,513
Proceeds from exercise of warrants		6		10
Net cash flow generated from financing activities		6		6,523
INCREASE (DECREADE) IN CASH AND CASH EQUIVALENTS	2,534	(6,003)	1,220	(633)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	1,520	8,420	2,828	3,001
GAIN (LOSS) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(22)	27	(16)	76
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	4,032	2,444	4,032	2,444
Supplementary information on activities not involving cash flows -
Exercise of warrants		1,076		2,060
Net cash used in operations:
Profit (loss) for the period before taxes on income	(1,138)	801	(2,214)	(1,208)
Adjustment in respect of:
Retirement benefit obligation, net	(3)	7	(3)	7
Inventory impairment	99		144	297
Depreciation	8	16	18	31
Amortization	2	4	4	9
Loss (gain) from exchange differences on cash and cash equivalents	22	(27)	16	(76)
Interest received	(36)		(36)
Stock-based compensation in connection with options granted to employees and service providers	39	6	77	18
Loss (profit) on change in the fair value of warrants issued to investors	38	(2,137)	(25)	(2,334)
Issuance expenses which were attributed to the warrants classified as a financial liability and charged directly to profit or loss				908
Changes in operating asset and liability items:
Decrease (increase) in accounts receivables - trade	(19)	46	(23)	(1)
Decrease (increase) in other current assets	(6)	160	(55)	225
Decrease in accounts payable - trade and contract liability	(16)	(47)	(124)	(250)
Increase (decrease) in other current liabilities	20	(178)	(114)	(135)
Decrease (increase) in inventory	(4)	(104)	31	(87)
Net cash used in operations	$ (994)	$ (1,453)	$ (2,304)	$ (2,596)